OREO (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OREO [Abstract]
Increase in real estate owned	$ 6,700,000
Real estate, not qualify for sales treatment			12,800,000
Number of Real Estate Properties owned	33
Valuation allowance related to OREO	0	0
OREO expense	1,529,000	642,000
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Balance at beginning of period	19,410,000	16,701,000
Real estate acquired in settlement of loans	11,095,000	1,879,000
Sales of real estate	(3,533,000)	(3,414,000)
Gain/(loss) on sale of real estate	(388,000)	(44,000)
Write-down of real estate carrying values	(750,000)	(514,000)
Capitalized improvements to real estate	223,000	4,802,000
Balance at end of period	$ 26,057,000	$ 19,410,000